UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CSat Investment Advisory, L.P.
Address: 625 Avis Drive
         Ann Arbor, Michigan  48108

13F File Number:  028-13818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Cattier
Title:     Manager of the General Partner
Phone:     734.623.1320

Signature, Place, and Date of Signing:

 /s/ John Cattier     Ann Arbor, Michigan/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $198,649 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    13109    51547 SH       SOLE                    51547
APPLE INC                      COM              037833100    27556    41307 SH       SOLE                    41307
ATMOS ENERGY CORP              COM              049560105     1911    53403 SH       SOLE                    53403
CENTERPOINT ENERGY INC         COM              15189T107     1563    73374 SH       SOLE                    73374
COCA COLA CO                   COM              191216100     8815   232395 SH       SOLE                   232395
COSTCO WHSL CORP NEW           COM              22160K105    11653   116341 SH       SOLE                   116341
DISH NETWORK CORP              CL A             25470M109     7367   240659 SH       SOLE                   240659
GOOGLE INC                     CL A             38259P508    10288    13636 SH       SOLE                    13636
HEINZ H J CO                   COM              423074103     8545   152722 SH       SOLE                   152722
IAC INTERACTIVECORP            COM PAR $.001    44919P508     9732   186944 SH       SOLE                   186944
INTERCONTINENTAL HTLS GRP PL   SPONS ADR NEW    45857P301     8107   308846 SH       SOLE                   308846
JETBLUE AIRWAYS CORP           COM              477143101     7646  1594549 SH       SOLE                  1594549
KRAFT FOODS INC                CL A             50075N104     9313   225214 SH       SOLE                   225214
NIKE INC                       CL B             654106103     6817    71825 SH       SOLE                    71825
NORDSTROM INC                  COM              655664100    10405   188556 SH       SOLE                   188556
PAPA JOHNS INTL INC            COM              698813102     9716   181911 SH       SOLE                   181911
SEMPRA ENERGY                  COM              816851109     2178    33774 SH       SOLE                    33774
TD AMERITRADE HLDG CORP        COM              87236Y108     6802   442566 SH       SOLE                   442566
UNITEDHEALTH GROUP INC         COM              91324P102     9395   169548 SH       SOLE                   169548
WHIRLPOOL CORP                 COM              963320106    11793   142243 SH       SOLE                   142243
WHOLE FOODS MKT INC            COM              966837106    15938   163633 SH       SOLE                   163633